Note 15 - Financial Information by Quarter (Unaudited)	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Quarterly Financial Information [Text Block]
NOTE
15
- FINANCIAL INFORMATION BY QUARTER (UNAUDITED)

2017 For Quarter Ended	December 31	September 30	June 30	March 31
Revenue	$143,679	$148,303	$1,357,413	$795,282
Operating loss	$(1,982,366)	$(1,305,156)	$(397,739)	$(1,552,522)
Net income (loss)	$(5,899,706)	$(4,407,067)	$(1,875,446)	$(2,728,440)
Income (Loss) Per Share (Basic and Diluted)	$(0.04)	$(0.04)	$(0.02)	$(0.03)

2016 For Quarter Ended	December 31	September 30	June 30	March 31
Revenue	$923,711	$975,328	$1,112,467	$1,001,628
Operating loss	$(1,017,490)	$(1,153,204)	$(1,097,913)	$(1,291,713)
Net income (loss)	$(2,106,846)	$(1,810,425)	$(3,185,359)	$(537,142)
Income (Loss) Per Share (Basic and Diluted)	$(0.02)	$(0.02)	$(0.03)	$(0.01)